INCOME TAXES (Details 2) (Subsidiaries, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRC
Operating loss carry forwards
Net operating loss carry forwards	$ 17,758	$ 5,313	$ 2,907
Outside PRC
Operating loss carry forwards
Net operating loss carry forwards	$ 21,436	$ 21,503	$ 7,514